Liability for put options with non-controlling interests - Summary of liability for put options with non-controlling interests (Details) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Liability For Put Options With Non-controlling Interests [Abstract]
Liability for put options with non-controlling interests, Non-current	₨ 4,508	$ 48	₨ 5,344
Liability for Put Options With Non-controlling Interests Current	₨ 1,136	$ 12	₨ 1,027